SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 0	¥ 4,139
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	1 year